RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of transactions with related parties

Related Parties	Date of Operation	Object of the Contract	Transaction Amount
Chesf and Fundação Chesf de Assistência and Seguridade Social (Fachesf)	01/01/2022	Second Amendment to the Agreement: Sharing the structure necessary for the provision of care, health and occupational medicine services, resulting from the PAP, under the responsibility of CHESF, and Fachesf-Saúde, under the responsibility of Fachesf, as well as outpatient medical services.	57,875
SPE São Manoel and BNDES	01/30/2022	This is an amendment to the Financing Agreement in order to formalize the Beneficiary’s adherence to the conditions of the Standstill program promoted by BNDES.	526,000
Eletrobras, CGT Eletrosul and SPE UHE Teles Pires	02/21/2022	This is an amendment to the Financing Agreement through transfer of funds from BNDES, entered into with Banco do Brasil, in order to formalize the Beneficiary’s adherence to the conditions of the Standstill program promoted by BNDES.	561,000
Eletronuclear and Indústrias Nucleares do Brasil (INB)	02/24/2022	Supply of the U3O8 Concentrate for the execution of the conversion and enrichment of uranium and for the manufacture of fuel elements, related to the supply of fuel for the 28th to 32nd Angra 1 Refills and for the 19th to 23rd Angra 2 Refills.	6,553,463
Eletrobras and Eletronuclear	06/08/2022	This is a contract for a long-term credit operation by Eletronuclear, with Banco Santander, with a guarantee provided by US Eximbank, with Eletrobras as counter-guarantee. The corporate counter-guarantee to be provided by the Company is equivalent to the amount of the credit operation granted to the Related Party. The counter-guarantee is equivalent to the amount of the credit operation, thus comprising a total of up to US$22,262 and interest rate SOFR + 1.05%p.a. See note 23.2.	116,143
Eletrobras and Eletronorte	06/23/2022	Eletronorte acknowledged the confession and consolidation of the debt arising from El Paso's lawsuits, which were the responsibility of Amazonas GT and was effectively paid by Eletrobras, as guarantor. The remuneration interest of the debt confession corresponding to 100% of the accumulated variation of the DI Rate, exponentially increased by a surcharge of 1.50% per year and the balance will be amortized in 60 monthly and successive installments.	567,000
Eletrobras and Chapada do Piauí	07/12/2022	Issuance of bank guarantee by a market financial institution (Guarantor) as a guarantee to be provided in favor of the creditors of the Debt Agreements of SPE Chapada do Piauí I. The corporate counter-guarantee to be provided by Eletrobras is equivalent to the amount of the bank guarantee corresponding to the Company's equity interest in the enterprise, that is, 49%, thus comprising a total of R$71,322, according to the agreement entered into. The contractual instrument and the respective personal guarantee provided will last for 24 months.	71,322
Eletrobras and SPE Rouar	08/26/2022	Formalization of the provision of guarantee by the Company, through the pledge of its shares held in the SPE, in order to enable the execution of long-term financing by the related party with a financial institution. The guarantee to be provided by Eletrobras is equivalent to the amount corresponding to its equity interest in SPE, weighted by the amount of the contracted debt, comprising a total guarantee of up to US $20 million.	104,342
Eletrobras, Furnas, MESA and SAESA	11/03/2022	Formalization of instruments additive to the Debts and Guarantees agreements provided within the Financing Structure of SPE SAESA, in order to reflect the change in the corporate structure of SPE Madeira Energia S/A (MESA) resulting from the recent increase, on 06/07/2022, of Furnas's shareholding to 72.36% in this Company. The scope of this Notice includes the 3rd Amendment to the Private Instrument of deed of the 1st (First) issue of SAESA debentures, which has Furnas Guarantee.	3,690,000
Eletrobras, Furnas, MESA, SAESA and BNDES	11/04/2022

In addition to the Notice of 11/03/2022, the scope of this agreement includes the instruments additive to the contracts in which the Company is Guarantor of SAESA's operations, as listed below: (i) 11th Amendment to the Credit Opening Financing Agreement No. 08.2.1120.1 (BNDES Direct); (ii) 6th Amendment to Contract No. 12.2.1307.1 (BNDES Direct Supplemental); (iii) 11th Amendment to the Credit Opening Agreement for Mediating Financing Transfer No. 01/2009 (BNDES Transfer); (iv) 6th Amendment to the Credit Opening Agreement for Mediating Financing Supplemental Transfer No. 01/2013 (BNDES Supplemental Transfer); (v) 7th Amendment to the Financing Agreement with Funds from the Northern Constitutional Financing Fund – FNO; (vi) 3rd Amendment to the Private Instrument of Private Debenture of the SAESA Instrument 3.

			10,830,000

Schedule of remuneration to key personnel

	12/31/2022	12/31/2021
Short-term benefits	41,302	37,921
Post-employment benefits	756	436
Other long-term benefits	2,055	1,296
	44,113	39,653

Government Agencies
RELATED PARTY TRANSACTIONS
Schedule of transactions with related parties

	12/31/2022			12/31/2021
NATURE OF THE OPERATION	ASSETS	LIABILITIES	RESULT	ASSETS	LIABILITIES	RESULT
Reimbursement Obligation
Federal Government	—	—	—	6,396,234	—	—
Bonds and linked deposits - Federal Government
FIDC Infinity DI	—	—	—	29,323	—	—
Loans and Financing Payable - Federal Government
Banco do Brasil	—	—	—	—	2,036,300	—
Caixa Econômica Federal	—	—	—	—	3,878,939	—
BNDES	—	—	—	—	5,126,501	—
Global Reversal Reserve	—	—	—	—	1,950,629	—
BNB	—	—	—	—	1,053,997	—
Petrobras	—	—	—	—	5,527,830	—
FINEP	—	—	—	—	52,465	—
BASA	—	—	—	—	357,049	—
Infinity DI	—	—	—	—	28,269	—
Compensation for shareholders
Federal Government	—	146,971	—	—	570,712	—
Reimbursement Obligations - Federal Government
National Treasury - Itaipu	—	1,349,308	—	—	4,151,585	—
Financial Expenses - Federal Government
Banco do Brasil	—	—	(64,512)	—	—	(60,629)
Caixa Econômica Federal	—	—	(14,812)	—	—	(32,667)
BNDES	—	—	(24,029)	—	—	(45,665)
BNB	—	—	—	—	—	(63,225)
Petrobras	—	—	585,021	—	—	(262,797)
BASA	—	—	(12,993)	—	—	(5,968)
FINEP	—	—	(1,066)	—	—	(2,342)
FIDC Infinity DI	—	—	—	—	—	(17,678)
Other income/(expense)
Petrobras	—	—	(346,070)	—	—	—
FIDC Infinity DI	—	—	—	—	—	3,215
Other revenues	—	—	6,109	—	—	—
Other expenses	—	—	(578)	—	—	—
	—	1,496,279	127,070	6,425,557	24,734,276	(487,756)

The main transaction with other government entities is identified below:

(a)

The Company’s liabilities will be transferred to the National Treasury until 2023, as a result of the credit assignment operation carried out between the Company and the National Treasury in 1999. Such amounts will be realized through their inclusion in the transfer tariff to be practiced until 2023. Further information, see note 17.

Jointly-controlled and associated companies
RELATED PARTY TRANSACTIONS
Schedule of transactions with related parties

The commercial transactions and respective balances with related parties of the consolidated are summarized below:

	12/31/2022			12/31/2021
Reserve	Jointly controlled	Associates	Post-employment	Jointly controlled	Associates	Post-employment
	companies		benefit entities	companies		benefit entities
Assets
Clients	37,741	23,970	—	52,308	20,057	—
Accounts Receivable	14,725	17,064	932	1,436	66	934
Dividends / Interest on own capital receivable	180,213	615,740	—	216,728	209,160	—
Loans and financing receivable	—	587,067	—	688,884	—	—
Other assets	—	78,147	136,375	49,549	57,075	55
Total Assets	232,679	1,321,988	137,307	1,008,905	286,358	989

Passive itens
Suppliers	17,268	9,273	231	37,437	8,683	231
Provisions	—	—	620,691	—	—	849,766
Social security contribution	—	—	32,991	—	—	18,797
Actuarial debt agreements	—	—	71,668	—	—	891,726
sundry obligations	—	—	11,079	—	—	9,933
Loans and financing	—	—	4,892	—	—	17,310
Purchased Electricity	20,379	9,273	—	—	9,222	-
Accounts Payable	39,400	—	137,718	18,017	—	123,897
Other liabilities	—	—	124,354	15	—	201
Total Liabilities	77,047	18,546	1,003,624	55,469	17,905	1,911,861

	12/31/2022			12/31/2021
Result	Jointly controlled	Associates	Post-employment	Jointly controlled	Associates	Post-employment
	companies		benefit entities	companies		benefit entities
Revenue from the use of Electricity	161,651	142,852	—	76,820	175,467	—
Income from services rendered	100,981	3,223	—	107,196	906	—
Other Revenues	551,180	—	84,103	296,759	—	81,216
Interest Income, Commissions and Exchange Rates and Variations	(38,071)	180,134	—	372,736	90,274	—
Financial revenue	—	—	—	692	—	—
Purchased Electricity	(659,912)	(70,650)	—	(579,303)	(95,333)	—
Network Use Charges	(102,805)	(29)	—	(96,243)	—	—
Taxes	—	—	(2,650)	—	—	(3,094)
Other Expenses	(311,396)	(209)	(557,258)	(84,255)	(1,247)	(550,789)
Decommissioning Fund	—	—	—	—	(78,680)	—
Actuarial expenses	—	—	—	—	—	(56,712)
Financial expenditure	—	—	(140,730)	(626)	(850)	(10,203)
	(298,372)	255,321	(616,535)	93,776	90,537	(539,582)